Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	16,541	17,079
Transfers in, net assets/liabilities	1,603	551
Transfers out, net assets/liabilities	(1,447)	(3,325)
Purchases, net assets/liabilities	8,187	9,828
Sales, net assets/liabilities	(10,697)	(10,281)
Issuances, net assets/liabilities	(725)	1,450
Settlements, net assets/liabilities	136	1,293
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(195)	128
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	695	(134)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(4)	(26)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	175	138
Foreign currency translation impact, net assets/liabilities	24	519
Balance at beginning of period, net assets/liabilities	14,293	17,220